Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Biotechnology (18.9%)
	AbbVie Inc.	5,260,285	962,264
	Amgen Inc.	1,767,510	499,976
*	Vertex Pharmaceuticals Inc.	849,007	397,446
	Gilead Sciences Inc.	4,095,317	379,144
*	Regeneron Pharmaceuticals Inc.	356,631	267,552
*	Alnylam Pharmaceuticals Inc.	422,300	106,871
*	Biogen Inc.	479,129	76,962
*	Natera Inc.	386,494	64,846
*	United Therapeutics Corp.	139,033	51,510
*	Moderna Inc.	1,074,749	46,279
*	Neurocrine Biosciences Inc.	332,145	42,099
*	BioMarin Pharmaceutical Inc.	626,228	41,350
*	Insmed Inc.	537,024	40,363
*	Incyte Corp.	538,214	40,145
*	Exact Sciences Corp.	607,780	37,731
*	Vaxcyte Inc.	366,241	34,551
*	Exelixis Inc.	844,446	30,788
*	Sarepta Therapeutics Inc.	217,329	28,979
*	REVOLUTION Medicines Inc.	384,582	22,248
*	Blueprint Medicines Corp.	208,354	20,081
*	Halozyme Therapeutics Inc.	416,209	20,061
*	Cytokinetics Inc.	367,638	19,066
*	Viking Therapeutics Inc.	327,883	17,358
*	TG Therapeutics Inc.	483,471	16,825
*	Ionis Pharmaceuticals Inc.	466,855	16,681
*	Roivant Sciences Ltd.	1,216,250	15,459
*	ADMA Biologics Inc.	766,685	15,418
*	Crinetics Pharmaceuticals Inc.	266,707	15,256
*	Alkermes plc	514,508	14,931
*	Madrigal Pharmaceuticals Inc.	42,853	14,064
*	Krystal Biotech Inc.	70,873	13,992
*,1	CRISPR Therapeutics AG	266,052	13,614
*	Ultragenyx Pharmaceutical Inc.	272,793	12,993
*	Avidity Biosciences Inc.	291,659	12,550
*	Biohaven Ltd.	258,916	11,913
*	Nuvalent Inc. Class A	117,790	11,388
*	Bridgebio Pharma Inc.	401,976	10,890
*	Veracyte Inc.	252,264	10,835
*	Denali Therapeutics Inc.	423,599	10,590
*	Agios Pharmaceuticals Inc.	168,655	10,016
*	PTC Therapeutics Inc.	228,167	10,012
*	Arrowhead Pharmaceuticals Inc.	367,398	9,563
*	Twist Bioscience Corp.	193,256	9,504
*	Vericel Corp.	161,252	9,375
*	Rhythm Pharmaceuticals Inc.	150,904	9,362
*	Arcellx Inc.	105,928	9,329
*	Xenon Pharmaceuticals Inc.	212,246	9,048
*,1	Summit Therapeutics Inc. (XNMS)	484,108	8,937
*	Apellis Pharmaceuticals Inc.	240,242	8,151
*	SpringWorks Therapeutics Inc.	195,403	8,105
*	Catalyst Pharmaceuticals Inc.	350,840	7,743
*	Scholar Rock Holding Corp.	193,233	7,710
*	Amicus Therapeutics Inc.	733,024	7,316
*	Vera Therapeutics Inc.	143,001	7,114
*	Merus NV	157,014	7,041
*	Geron Corp. (XNGS)	1,685,322	6,944
*	Ideaya Biosciences Inc.	249,945	6,838
*	Iovance Biotherapeutics Inc.	698,768	6,513
*	Protagonist Therapeutics Inc.	145,171	6,358
*	Beam Therapeutics Inc.	229,572	6,283

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	MannKind Corp.	905,691	6,141
*	Kymera Therapeutics Inc.	127,414	5,969
*	ACADIA Pharmaceuticals Inc.	354,313	5,782
*,1	Recursion Pharmaceuticals Inc. Class A	813,776	5,753
*	Keros Therapeutics Inc.	98,695	5,699
*	Dyne Therapeutics Inc.	181,602	5,559
*	Mirum Pharmaceuticals Inc.	118,203	5,463
*	Celldex Therapeutics Inc.	196,420	5,390
*	Xencor Inc.	206,703	5,292
*	Akero Therapeutics Inc.	160,264	5,144
*	Dynavax Technologies Corp.	388,602	4,997
*	Intellia Therapeutics Inc.	317,161	4,954
*	Myriad Genetics Inc.	298,532	4,857
*	BioCryst Pharmaceuticals Inc.	646,319	4,847
*	Travere Therapeutics Inc.	255,400	4,804
*	Immunovant Inc.	167,783	4,731
*	Arcutis Biotherapeutics Inc.	343,837	4,484
*	Ardelyx Inc.	774,797	4,393
*	Janux Therapeutics Inc.	94,379	4,267
*	Syndax Pharmaceuticals Inc.	252,591	4,223
*	Novavax Inc.	473,908	4,132
*	Viridian Therapeutics Inc.	188,250	4,057
*	Soleno Therapeutics Inc.	76,697	4,043
*	CareDx Inc.	164,208	4,030
*,1	MoonLake Immunotherapeutics	72,862	3,966
*	Nurix Therapeutics Inc.	179,083	3,960
*	MiMedx Group Inc.	386,055	3,571
*	Aurinia Pharmaceuticals Inc.	399,557	3,540
*	Praxis Precision Medicines Inc.	43,797	3,511
*	Disc Medicine Inc.	53,750	3,410
*	Apogee Therapeutics Inc.	73,982	3,340
*	Spyre Therapeutics Inc.	114,931	3,267
*	Rocket Pharmaceuticals Inc.	224,139	3,225
*	Day One Biopharmaceuticals Inc.	198,145	2,760
*	Kiniksa Pharmaceuticals International plc	120,439	2,659
*,1	Anavex Life Sciences Corp.	280,638	2,655
*	Avid Bioservices Inc.	209,825	2,577
*	Arcus Biosciences Inc.	166,509	2,571
*	Replimune Group Inc.	175,055	2,465
*	89bio Inc.	269,932	2,427
*	Vir Biotechnology Inc.	291,680	2,322
*,1	ImmunityBio Inc.	458,073	2,309
*	Zymeworks Inc.	151,772	2,138
*	Altimmune Inc.	234,823	2,012
*	CG oncology Inc.	55,150	1,916
*	Cogent Biosciences Inc.	197,842	1,881
*	Prothena Corp. plc	115,724	1,876
*	ARS Pharmaceuticals Inc.	128,362	1,863
*	Emergent BioSolutions Inc.	178,244	1,804
*	Relay Therapeutics Inc.	373,842	1,757
*	Immunome Inc.	128,451	1,741
*	Erasca Inc.	603,220	1,725
*	Ironwood Pharmaceuticals Inc.	477,879	1,682
*	Kura Oncology Inc.	151,425	1,672
*	GRAIL Inc.	92,543	1,620
*	Arbutus Biopharma Corp.	465,482	1,611
*	Monte Rosa Therapeutics Inc.	151,880	1,573
*	Arcturus Therapeutics Holdings Inc.	80,889	1,484
*	Cullinan Therapeutics Inc.	104,709	1,408
*	REGENXBIO Inc.	137,770	1,367
*	Stoke Therapeutics Inc.	112,483	1,362
*	ArriVent Biopharma Inc.	44,164	1,323
*	Humacyte Inc.	287,671	1,300
*	Verve Therapeutics Inc.	222,255	1,247
*	AnaptysBio Inc.	49,541	1,237
*	Annexon Inc.	225,911	1,218
*	Y-mAbs Therapeutics Inc.	101,419	1,209
*	Allogene Therapeutics Inc.	480,357	1,191
*	Astria Therapeutics Inc.	111,080	1,154
*	Olema Pharmaceuticals Inc.	111,118	1,125

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Sana Biotechnology Inc.	403,422	1,122
*	Entrada Therapeutics Inc.	55,264	1,099
*	Cargo Therapeutics Inc.	60,277	1,096
*	ORIC Pharmaceuticals Inc.	105,969	1,049
*	Savara Inc.	296,846	997
*	Vanda Pharmaceuticals Inc.	192,660	992
*	MeiraGTx Holdings plc	139,615	945
*,1	Ocugen Inc.	945,745	929
*	uniQure NV	151,933	907
*	Fate Therapeutics Inc.	282,826	897
*	Korro Bio Inc.	16,918	881
*	Sage Therapeutics Inc.	149,440	817
*	Organogenesis Holdings Inc.	196,844	762
*	Acelyrin Inc.	163,949	746
*	Mineralys Therapeutics Inc.	57,064	729
*	Aldeyra Therapeutics Inc.	145,603	713
*	4D Molecular Therapeutics Inc.	85,601	671
*	2seventy bio Inc.	165,643	661
*	iTeos Therapeutics Inc.	74,039	633
*	Perspective Therapeutics Inc.	144,105	627
*	Tango Therapeutics Inc.	158,334	624
*	Biomea Fusion Inc.	83,302	603
*	Zentalis Pharmaceuticals Inc.	161,930	585
*	Editas Medicine Inc.	259,068	580
*	Dianthus Therapeutics Inc.	24,174	580
*	Lexicon Pharmaceuticals Inc.	712,278	572
*	Alector Inc.	220,341	571
*	Enanta Pharmaceuticals Inc.	66,134	569
*	Tyra Biosciences Inc.	34,692	544
*	Applied Therapeutics Inc.	245,718	499
*	Cabaletta Bio Inc.	127,894	489
*	MacroGenics Inc.	134,836	484
*,1	Heron Therapeutics Inc.	395,072	470
*,1	Prime Medicine Inc.	136,051	448
*	Coherus Biosciences Inc.	331,193	404
*,1	Seres Therapeutics Inc.	401,122	393
*,1	IGM Biosciences Inc.	38,448	386
*	Lyell Immunopharma Inc.	361,243	341
*	Agenus Inc.	61,047	209
*	Mural Oncology plc	49,620	198
*	Repare Therapeutics Inc.	54,761	180
*	Rapt Therapeutics Inc.	108,791	137
*	FibroGen Inc.	319,637	136
*	HilleVax Inc.	68,020	131
*	ALX Oncology Holdings Inc.	83,053	123
*	Aerovate Therapeutics Inc.	29,800	78
*,2	Prevail Therapeutics CVR	78	—
			3,880,980
Health Care Equipment & Supplies (20.9%)
	Abbott Laboratories	5,723,318	679,758
*	Intuitive Surgical Inc.	1,168,915	633,552
	Stryker Corp.	1,128,176	442,414
*	Boston Scientific Corp.	4,844,143	439,170
	Medtronic plc	4,218,718	365,088
	Becton Dickinson & Co.	950,797	210,982
*	Edwards Lifesciences Corp.	1,981,531	141,382
	GE HealthCare Technologies Inc.	1,502,223	125,015
	ResMed Inc.	482,774	120,220
*	IDEXX Laboratories Inc.	270,732	114,181
*	DexCom Inc.	1,318,167	102,804
	Zimmer Biomet Holdings Inc.	669,894	75,095
	STERIS plc	324,391	71,061
*	Cooper Cos. Inc.	655,093	68,431
*	Insulet Corp.	230,642	61,531
*	Hologic Inc.	764,068	60,743
	Baxter International Inc.	1,678,191	56,572
*	Align Technology Inc.	233,414	54,332
*	Solventum Corp.	482,898	34,532
	Teleflex Inc.	154,989	29,890

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Penumbra Inc.	121,384	29,632
*	Glaukos Corp.	180,754	25,965
*	Masimo Corp.	149,417	25,780
*	Globus Medical Inc. Class A	271,624	23,254
*	Lantheus Holdings Inc.	228,384	20,388
*	Merit Medical Systems Inc.	191,543	19,901
*	Inspire Medical Systems Inc.	98,162	18,922
*	PROCEPT BioRobotics Corp.	162,274	15,512
*	Integer Holdings Corp.	110,264	15,492
*	Haemonetics Corp.	168,281	14,720
	Dentsply Sirona Inc.	666,656	13,100
*	Envista Holdings Corp.	565,421	12,603
*	ICU Medical Inc.	76,312	12,512
*	Neogen Corp.	676,988	9,600
*,1	TransMedics Group Inc.	109,726	9,514
*	LivaNova plc	178,753	9,385
*	QuidelOrtho Corp.	221,130	9,066
*	Inari Medical Inc.	172,713	8,967
*	Enovis Corp.	183,622	8,963
*	iRhythm Technologies Inc.	102,983	8,956
*	UFP Technologies Inc.	25,242	8,151
	CONMED Corp.	101,618	7,524
	LeMaitre Vascular Inc.	66,590	7,124
*	Omnicell Inc.	151,568	7,062
*	Novocure Ltd.	337,234	6,758
*	Tandem Diabetes Care Inc.	215,314	6,595
*	AtriCure Inc.	160,197	5,793
*	Integra LifeSciences Holdings Corp.	216,843	5,330
*	RxSight Inc.	110,911	5,199
	Embecta Corp.	181,409	3,779
*	STAAR Surgical Co.	129,498	3,768
*	Artivion Inc.	124,641	3,679
*	Alphatec Holdings Inc.	347,580	3,643
*	Establishment Labs Holdings Inc.	64,638	2,966
*	Avanos Medical Inc.	151,602	2,905
*	Varex Imaging Corp.	134,163	2,238
*	Orthofix Medical Inc.	111,900	2,185
*	Surmodics Inc.	47,099	1,858
*	SI-BONE Inc.	122,835	1,666
*	Butterfly Network Inc.	458,935	1,510
*	Bioventus Inc. Class A	117,952	1,450
*	Treace Medical Concepts Inc.	163,466	1,393
*	Zimvie Inc.	91,571	1,352
	iRadimed Corp.	24,971	1,347
*	OrthoPediatrics Corp.	51,686	1,343
*	Pulse Biosciences Inc.	60,492	1,294
*	Paragon 28 Inc.	123,538	1,274
*	Cerus Corp.	620,423	1,148
*	OraSure Technologies Inc.	243,014	923
*	AngioDynamics Inc.	132,413	918
*	Pulmonx Corp.	113,638	733
*	Nevro Corp.	102,829	473
*	Outset Medical Inc.	156,263	140
*,1	Cutera Inc.	46,197	22
			4,302,528
Health Care Providers & Services (21.1%)
	UnitedHealth Group Inc.	3,037,548	1,853,512
	Cigna Group	919,557	310,626
	Elevance Health Inc.	762,786	310,423
	McKesson Corp.	426,573	268,101
	CVS Health Corp.	4,138,085	247,664
	HCA Healthcare Inc.	636,689	208,337
	Cencora Inc.	583,383	146,750
	Humana Inc.	396,057	117,383
*	Centene Corp.	1,730,348	103,821
	Cardinal Health Inc.	795,953	97,297
	Labcorp Holdings Inc.	276,206	66,610
	Quest Diagnostics Inc.	366,205	59,567
*	Molina Healthcare Inc.	192,764	57,424

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Tenet Healthcare Corp.	315,204	44,973
	Universal Health Services Inc. Class B	195,603	40,099
	Encompass Health Corp.	331,040	34,077
*	Henry Schein Inc.	416,806	32,115
*	HealthEquity Inc.	287,060	29,148
	Ensign Group Inc.	187,800	27,458
	Chemed Corp.	47,034	26,922
*	DaVita Inc.	151,734	25,214
*	Hims & Hers Health Inc.	581,858	18,747
*	RadNet Inc.	206,782	16,906
*	Guardant Health Inc.	403,989	14,386
*	Option Care Health Inc.	562,589	13,390
*	Acadia Healthcare Co. Inc.	305,059	12,395
*	CorVel Corp.	31,026	11,337
*	Amedisys Inc.	107,496	9,826
	Select Medical Holdings Corp.	363,515	7,674
	Premier Inc. Class A	329,569	7,547
*	NeoGenomics Inc.	419,928	7,445
*	Addus HomeCare Corp.	59,677	7,331
*	Privia Health Group Inc.	314,937	6,765
	Concentra Group Holdings Parent Inc.	293,442	6,403
*	Astrana Health Inc.	147,755	6,390
	Patterson Cos. Inc.	275,444	5,919
	National HealthCare Corp.	45,512	5,698
*	Surgery Partners Inc.	230,487	5,495
	US Physical Therapy Inc.	49,478	4,886
*	Clover Health Investments Corp.	1,341,417	4,668
*	Pediatrix Medical Group Inc.	282,369	4,224
*	Alignment Healthcare Inc.	315,432	3,978
*	Progyny Inc.	252,366	3,929
*	BrightSpring Health Services Inc.	197,563	3,813
*	Brookdale Senior Living Inc.	616,752	3,503
*	Pennant Group Inc.	110,731	3,453
*	LifeStance Health Group Inc.	440,837	3,315
*	AMN Healthcare Services Inc.	125,540	3,268
*	GeneDx Holdings Corp.	39,910	3,129
*	Owens & Minor Inc.	228,139	3,073
*	AdaptHealth Corp.	286,790	2,877
*	Castle Biosciences Inc.	86,492	2,619
*	PACS Group Inc.	153,275	2,423
*	agilon health Inc.	1,023,905	2,140
*,1	OPKO Health Inc.	1,154,294	1,778
*	Community Health Systems Inc.	414,268	1,425
*	DocGo Inc.	282,116	1,222
*	Fulgent Genetics Inc.	64,403	1,179
*	Cross Country Healthcare Inc.	105,537	1,136
*	Enhabit Inc.	141,370	1,093
*	Accolade Inc.	251,111	969
*	ModivCare Inc.	37,728	709
*	23andMe Holding Co. Class A	53,693	191
			4,336,175
Health Care Technology (0.8%)
*	Veeva Systems Inc. Class A	506,070	115,308
*	Doximity Inc. Class A	370,596	19,642
*	Teladoc Health Inc.	564,079	6,758
*	Schrodinger Inc.	209,820	4,736
*	Waystar Holding Corp.	137,241	4,238
*	Evolent Health Inc. Class A	325,970	4,211
*	Certara Inc.	368,008	4,125
*	Phreesia Inc.	180,733	3,801
	HealthStream Inc.	80,077	2,651
*	Health Catalyst Inc.	195,867	1,729
	Simulations Plus Inc.	52,763	1,676
*	GoodRx Holdings Inc. Class A	267,715	1,296
*	Definitive Healthcare Corp.	174,642	826
*	American Well Corp. Class A	40,935	392
*	Multiplan Corp.	11,932	94
			171,483

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
Life Sciences Tools & Services (10.0%)
	Thermo Fisher Scientific Inc.	1,256,563	665,513
	Danaher Corp.	2,138,058	512,471
	Agilent Technologies Inc.	945,121	130,398
*	IQVIA Holdings Inc.	599,651	120,434
*	Mettler-Toledo International Inc.	70,254	87,902
	West Pharmaceutical Services Inc.	238,617	77,713
*	Illumina Inc.	522,665	75,342
*	Waters Corp.	195,259	75,120
	Revvity Inc.	405,690	47,117
*	Avantor Inc.	2,074,229	43,683
	Bio-Techne Corp.	521,830	39,325
*	Charles River Laboratories International Inc.	169,825	33,805
*	Medpace Holdings Inc.	86,674	29,524
*	Repligen Corp.	175,006	26,345
*	Bio-Rad Laboratories Inc. Class A	63,724	21,700
	Bruker Corp.	348,570	20,200
*	Sotera Health Co.	512,371	6,748
*	Azenta Inc.	144,710	6,687
*	Fortrea Holdings Inc.	278,880	5,870
*	10X Genomics Inc. Class A	314,892	5,007
*	BioLife Solutions Inc.	122,363	3,361
*	Cytek Biosciences Inc.	370,479	2,419
*	Maravai LifeSciences Holdings Inc. Class A	373,316	2,117
	Mesa Laboratories Inc.	17,892	2,096
*	Adaptive Biotechnologies Corp.	339,343	2,016
*,1	Pacific Biosciences of California Inc.	806,870	1,541
*	Quanterix Corp.	120,552	1,486
*	Standard BioTools Inc.	731,389	1,346
*	MaxCyte Inc.	327,830	1,164
*	CryoPort Inc.	162,511	1,151
*	OmniAb Inc.	271,068	1,060
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,050,661
Pharmaceuticals (26.0%)
	Eli Lilly & Co.	2,657,411	2,113,572
	Johnson & Johnson	5,968,504	925,178
	Merck & Co. Inc.	7,963,109	809,370
	Pfizer Inc.	18,640,216	488,560
	Bristol-Myers Squibb Co.	6,668,966	394,936
	Zoetis Inc.	1,490,260	261,168
	Viatris Inc.	3,925,822	51,389
*	Catalent Inc.	596,900	36,477
	Royalty Pharma plc Class A	1,252,952	33,404
*	Intra-Cellular Therapies Inc.	312,811	26,792
*	Jazz Pharmaceuticals plc	192,966	23,463
*	Elanco Animal Health Inc. (XNYS)	1,625,909	21,478
*	Corcept Therapeutics Inc.	309,688	17,863
*	Prestige Consumer Healthcare Inc.	163,297	13,843
	Organon & Co.	846,007	13,426
	Perrigo Co. plc	448,635	12,804
*	Axsome Therapeutics Inc.	102,605	10,078
*	Ligand Pharmaceuticals Inc.	60,070	7,297
*	Supernus Pharmaceuticals Inc.	181,259	6,629
*	Amphastar Pharmaceuticals Inc.	128,037	5,786
*	WaVe Life Sciences Ltd.	349,049	5,271
*	Tarsus Pharmaceuticals Inc.	87,616	4,595
*	Harmony Biosciences Holdings Inc.	131,314	4,553
*	Arvinas Inc.	158,310	4,230
*	Harrow Inc.	99,649	4,176
*	Edgewise Therapeutics Inc.	123,678	4,081
*,1	Tilray Brands Inc.	2,970,233	3,980
*	Amneal Pharmaceuticals Inc.	457,820	3,786
*	Innoviva Inc.	184,807	3,509
*	Collegium Pharmaceutical Inc.	105,885	3,230
*	ANI Pharmaceuticals Inc.	55,530	3,178
*	Avadel Pharmaceuticals plc	285,199	3,154
*	Ocular Therapeutix Inc.	308,081	3,047

Vanguard® Health Care Index Fund
		Shares	Market Value ($000)
*	Pacira BioSciences Inc.	151,368	2,560
*	Pliant Therapeutics Inc.	159,890	2,206
*	Evolus Inc.	155,568	2,130
*	Liquidia Corp.	180,220	2,082
*	Nuvation Bio Inc.	713,281	2,069
*	Neumora Therapeutics Inc.	184,208	1,831
*	Enliven Therapeutics Inc.	69,865	1,703
*	Mind Medicine MindMed Inc.	201,822	1,649
	Phibro Animal Health Corp. Class A	67,247	1,572
*	EyePoint Pharmaceuticals Inc.	167,085	1,479
*	Revance Therapeutics Inc.	328,686	1,187
*	Phathom Pharmaceuticals Inc.	124,321	1,103
*	Theravance Biopharma Inc.	118,320	1,094
*	Terns Pharmaceuticals Inc.	166,541	1,039
	SIGA Technologies Inc.	141,523	1,030
*	Amylyx Pharmaceuticals Inc.	145,321	805
*,1	ATAI Life Sciences NV	404,807	721
*	Atea Pharmaceuticals Inc.	209,203	715
*	Rapport Therapeutics Inc.	30,055	686
*,1	Cassava Sciences Inc.	149,371	574
*	Ventyx Biosciences Inc.	183,016	490
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $2,304)	219,844	127
*,2	Chinook Therapeutics Inc. CVR	784	—
			5,353,155
Total Common Stocks (Cost $15,597,193)			20,094,982
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.651% (Cost $456,614)	4,566,682	456,622
Total Investments (99.9%) (Cost $16,053,807)			20,551,604
Other Assets and Liabilities—Net (0.1%)			10,828
Net Assets (100.0%)			20,562,432
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,876,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $127,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $22,933,000 was received for securities on loan, of which $21,331,000 is held in Vanguard Market Liquidity Fund and $1,602,000 is held in cash.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AbbVie Inc.	8/29/25	BANA	100,612	(5.348)	369	—
Avantor Inc.	8/29/25	BANA	3,412	(4.648)	—	(14)
Globus Medical Inc.	8/29/25	BANA	8,561	(4.648)	—	(28)
Johnson & Johnson	1/31/25	GSI	15,400	(4.584)	196	—
Johnson & Johnson	8/29/25	BANA	131,759	(5.330)	1,035	—
Johnson & Johnson	8/29/25	BANA	131,759	(5.330)	1,035	—
Johnson & Johnson	8/29/25	BANA	23,252	(5.398)	82	—
Merck & Co. Inc.	1/31/25	CITNA	38,115	(5.330)	—	(6)
Sarepta Therapeutics Inc.	8/29/25	BANA	8,667	(4.648)	—	(31)
					2,717	(79)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

Vanguard® Health Care Index Fund
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,094,855	127	—	20,094,982
Temporary Cash Investments	456,622	—	—	456,622
Total	20,551,477	127	—	20,551,604
Derivative Financial Instruments
Assets
Swap Contracts	—	2,717	—	2,717
Liabilities
Swap Contracts	—	(79)	—	(79)